INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Opening balance	$ 1,119	$ 474
Increase related to prior year tax positions	404	348
Decrease related to expiration of statutes of limitations	(353)
Increase related to current year tax positions (including those related to acquisitions made during the year)	823	297
Closing balance	$ 1,993	$ 1,119